Equity - Schedule of Allocation of Total Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Total share-based compensation expense	$ 978	$ 3,107
Cost of Revenues [Member]
Total share-based compensation expense	1	8
Research And Development [Member]
Total share-based compensation expense	182	716
Selling And Marketing [Member]
Total share-based compensation expense	(85)	179
General And Administrative Expense [Member]
Total share-based compensation expense	880	2,145
Restructuring And Impairment [Member]
Total share-based compensation expense		$ 59